Income Taxes, Effective Income Tax Expense and Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax expense	$ 8,160	$ 6,545	$ 6,162
Statutory federal income tax expense rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	730	586	468
State and local taxes on income, net of federal income tax benefit, rate	3.10%	3.10%	2.70%
Tax-exempt interest	(334)	(283)	(260)
Tax-exempt interest, rate	(1.40%)	(1.50%)	(1.50%)
Tax credits	(735)	(577)	(533)
Tax credits, rate	(3.20%)	(3.10%)	(3.00%)
Life insurance	(222)	(223)	(257)
Life insurance, rate	(1.00%)	(1.20%)	(1.50%)
Leveraged lease tax expense	272	461	400
Leveraged lease tax expense, rate	1.20%	2.50%	2.30%
Other	(179)	87	(396)
Other, rate	(0.70%)	0.40%	(2.30%)
Effective income tax expense	7,445	6,338	5,331
Effective income tax rate	31.90%	33.90%	30.30%
Excludable dividends [Member]
Change in tax rate resulting from:
Dividends	$ (247)	$ (258)	$ (253)
Dividends, rate	(1.10%)	(1.30%)	(1.40%)